EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION
Defined Contribution Plan, Cost Recognized	¥ 1,280	¥ 1,689	¥ 2,170
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Appropriations	¥ 15,133	¥ 15,133